Significant Accounting Policies (Details 8) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 6,045,053	$ 6,235,048	$ 26,071,995	$ 20,603,255
Multiplatform Content Revenue [Member]
Total revenue	1,216,897	1,101,622	5,498,404	3,246,657
Multiplatform Content Revenue [Member] | Distribution Revenue [Member]
Total revenue	456,919	434,749	1,694,429	861,994
Multiplatform Content Revenue [Member] | Content Revenue [Member]
Total revenue			50,000
Multiplatform Content Revenue [Member] | Sponsorship Revenue [Member]
Total revenue	384,284	367,504	2,173,286	1,332,077
Multiplatform Content Revenue [Member] | Music Royalty Revenue [Member]
Total revenue	373,739	299,369	1,573,247	1,031,425
Multiplatform Content Revenue [Member] | Online Advertising Revenue [Member]
Total revenue	$ 1,955		$ 7,442	$ 21,161